Related Party Transactions and Balances - Schedule of Amount Due to Related Parties (Details)	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
BAO [Member]
Related Party Transaction [Line Items]
Nature of transactions	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.
Amount due to related parties	$ 2,649	$ 341	$ 2,422
Mr. Lee [Member]
Related Party Transaction [Line Items]
Nature of transactions	Mr. Lee from time to time, provides advances to the Company for working capital purposes.
Amount due to related parties	$ 31,837	$ 4,099	$ 39,591